GENERAL	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature Of Operations [Text Block]
1.	GENERAL

Amarantus Bioscience Holdings, Inc. (the “Company”), is a biopharmaceutical company focused on the development of diagnostics and therapeutics to treat human disease, to date primarily for Alzheimer's disease, Parkinson's disease and ophthalmological disorders. Through June 30, 2015, the Company has been primarily engaged in acquiring and licensing intellectual property and proprietary technologies, research and development, and raising capital to fund its operations.

Amarantus Bioscience has three operating divisions: the diagnostics division; the therapeutics division; and the other drug discovery division.

Basis of Presentation

The accompanying unaudited condensed consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries.  All significant intercompany balances and transactions have been eliminated in consolidation.

The unaudited condensed consolidated financial statements (Financial Statements) have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”) and reflect all adjustments (consisting of normal recurring adjustments unless otherwise indicated) which, in the opinion of management, are necessary for a fair presentation of the results for the interim periods presented. Certain prior year amounts have been reclassified to conform to current year presentation.

Certain information in footnote disclosures normally included in the financial statements prepared in conformity with accounting principles generally accepted in the United States of America have been condensed or omitted pursuant to the SEC rules and regulations for interim reporting. The financial results for the periods presented may not be indicative of the full year’s results. The Company believes the disclosures are adequate to make the information presented not misleading.

These financial statements should be read in conjunction with the Company’s audited consolidated financial statements and the notes thereto for the fiscal year ended December 31, 2014 included in the Company’s Annual Report on Form 10K filed in April 2015.

Significant Accounting Policies

Accounting for Business Combinations

Business combinations are accounted for under the acquisition method of accounting. This method requires the recording of acquired assets, including separately identifiable intangible assets, and assumed liabilities at their acquisition date fair values. The method records any excess purchase price over the fair value of acquired net assets as goodwill. The determination of the fair value of assets acquired, liabilities assumed involves assessments of factors such as the expected future cash flows associated with individual assets and liabilities and appropriate discount rates at the closing date of the acquisition. When necessary, external advisors are consulted to help determine fair value. For non-observable market values, fair values are determined using acceptable valuation principles (e.g., multiple excess earnings, relief from royalty and cost methods, discounted cash flows).

Contingent consideration assumed in a business combination is remeasured at fair value each reporting period and any change in the fair value from either the passage of time or events occurring after the acquisition date, is recorded in results from operations.

The results of operations are included from the acquisition date in the financial statements for all businesses acquired.

Goodwill and Other Identifiable Intangibles

Goodwill and indefinite-lived intangibles are reviewed annually for impairment. When testing goodwill and indefinite-lived intangibles for impairment, we first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not (more than 50%) that an impairment exists. Such qualitative factors may include the following: macroeconomic conditions; industry and market considerations; cost factors; overall financial performance; and other relevant entity-specific events. In the event the qualitative assessment indicates that an impairment is more likely than not, we would be required to perform a quantitative impairment test, otherwise no further analysis is required.

Under the quantitative goodwill impairment test, the evaluation of impairment involves comparing the current fair value (using Level 3 inputs) of each reporting unit to its carrying value, including goodwill.

If the carrying amount of a reporting unit, including goodwill, exceeds the estimated fair value, then individual assets (including identifiable intangible assets) and liabilities of the reporting unit are estimated at fair value. The excess of the estimated fair value of the reporting unit over the estimated fair value of its net assets would establish the implied value of goodwill. The excess of the recorded amount of goodwill over the implied value is then charged to earnings as an impairment loss.

In-process research & development ("IPR&D") represents the fair value assigned to research and development assets that were not fully developed at the date of acquisition. IPR&D acquired in a business combination is capitalized on the Company's consolidated balance sheet at its acquisition-date fair value. Until the project is completed, the assets are accounted for as indefinite-lived intangible assets and subject to impairment testing. Upon completion of a project, the carrying value of the related IPR&D is reclassified to intangible assets and is amortized over the estimated useful life of the asset.

When performing the impairment assessment, the Company first assesses qualitative factors to determine whether it is necessary to recalculate the fair value of its acquired IPR&D. If the Company determines, as a result of the qualitative assessment, that it is more likely than not that the fair value of acquired IPR&D is less than its carrying amount, it calculates the asset's fair value. If the carrying value of the Company's acquired IPR&D exceeds its fair value, then the intangible asset is written down to its fair value.

Recently Issued Accounting Pronouncements

In April 2015, the Financial Accounting Standards Board issued a new pronouncement that requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability. The pronouncement becomes effective for the Company in the first quarter of 2016. Early adoption is permitted. The Company believes adoption of the pronouncement will not have a significant impact on the financial statements or its results of operations.

1.	General

Amarantus Bioscience Holdings, Inc. (the “Company”), is a biopharmaceutical company focused on the development of diagnostics and therapeutics to treat human disease, to date primarily in for Alzheimer's disease, Parkinson's disease and ophthalmological disorders. Through December 31, 2014, the Company has been primarily engaged in acquiring and licensing intellectual property and proprietary technologies, research and development, and raising capital to fund its operations.

1A. REVERSE STOCK SPLIT

On May 2, 2015, the Company’s Board of Directors and stockholders approved a 1-for-150 reverse stock split of the Company’s authorized and issued and outstanding common stock. The reverse stock split became effective on June 10, 2015. Upon the effectiveness of the reverse stock split, (i) every one hundred and fifty shares of outstanding common stock was combined into one share of common stock, (ii) the number of shares of common stock into which each outstanding option to purchase common stock is exercisable was proportionally decreased, (iii) the exercise price of each outstanding warrant or option to purchase common stock was proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding was proportionately reduced.